OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

(in thousands of $)	2012	2011
Accrued charter hire	322	600
Deferred gain on sale and leaseback	3,609	16,352
Other	3,413	2,618
	7,344	19,570